Pay vs Performance Disclosure	9 Months Ended	12 Months Ended					15 Months Ended
	Mar. 17, 2024	Jun. 30, 2025 USD ($) PerShare	Jun. 30, 2024 USD ($) PerShare	Jun. 30, 2023 USD ($) PerShare	Jun. 30, 2022 USD ($) PerShare	Jun. 30, 2021 USD ($) PerShare	Jun. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid ("CAP") and certain financial performance of the Company, illustrating pay versus performance, or PvP. CAP does reflect the actual amount of compensation earned or paid to our named executive officers ("NEOs"). For further information concerning the Company's variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, refer to our "Compensation Discussion and Analysis" section above.

YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR CURRENT PEO ($)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR FORMER PEO ($)(2)	COMPENSATION ACTUALLY PAID TO CURRENT PEO ($)(3)	COMPENSATION ACTUALLY PAID TO FORMER PEO ($)(4)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(5)	VALUE OF INITIAL FIXED $100 INVESTMENT:		NET INCOME(8)	DILUTED ADJUSTED EARNINGS PER SHARE - CONTINUING OPERATIONS(9)
							TOTAL SHAREHOLDER RETURN ($)(6)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(7)
2025	2,701,502	—	2,744,578	—	700,225	579,206	98	151	7,043	0.92
2024	1,286,797	2,379,662	1,145,759	527,528	678,083	338,694	99	142	7,800	1.69
2023	—	2,739,387	—	3,294,156	625,082	699,517	161	131	68,937	5.54
2022	—	2,491,868	—	1,733,828	642,236	425,477	110	118	58,214	5.33
2021	—	3,208,666	—	4,806,992	758,056	969,949	138	160	56,170	3.61

(1)
Bradley M. Nelson served as the Company's principal executive officer ("PEO") for the entirety of 2025 and during 2024 beginning on March 18, 2024. Frederick A. Brightbill served as the Company’s PEO through March 17, 2024 and for the entirety of 2023, 2022, and 2021. The Company's other NEOs for the applicable years were as follows:
a.
2025: Timothy M. Oxley and George Steinbarger
b.
2024: Timothy M. Oxley, George Steinbarger, and Stephan Cloutier
c.
2023: Timothy M. Oxley, George Steinbarger, Patrick May, and Stephan Cloutier
d.
2021-2022: Timothy M. Oxley, George Steinbarger, Patrick May, and Scott Womack
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Nelson, (ii) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Brightbill and (iii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO for such years.
(3)
Amounts reported in this column represent the CAP for Mr. Nelson as the Company's PEO in the indicated fiscal years, as computed in accordance with Item 402(v) of Regulation S-K, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown below. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

CURRENT PEO ADJUSTMENTS	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	2,701,502	1,286,797	—	—	—
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(1,225,522)	(1,000,002)	—	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,298,928	858,964	—	—	—
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(30,330)	—	—	—	—
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	—	—
= Compensation Actually Paid	2,744,578	1,145,759	—	—	—

(4)
Amounts reported in this column represent the CAP for Mr. Brightbill as the Company’s PEO in the indicated fiscal years, as computed in accordance with Item 402(v) of Regulation S-K, based on his total compensation reported in the Summary
Compensation Table for the indicated fiscal years and adjusted as show below. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

FORMER PEO ADJUSTMENTS	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	—	2,379,662	2,739,387	2,491,868	3,208,666
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	—	(1,450,023)	(1,450,021)	(1,050,037)	(1,373,637)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	—	433,315	981,352	733,810	2,030,848
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	—	(593,859)	86,161	(395,221)	888,619
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	216,648	314,530	141,477	—
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(458,215)	622,747	(188,069)	52,496
= Compensation Actually Paid	—	527,528	3,294,156	1,733,828	4,806,992
(5)
Amounts reported in this column represent the CAP for the Company's non-PEO NEOs in the indicated fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below, using the same methodology described above in Note 3. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

NON-PEO NEOs AVERAGE ADJUSTMENTS	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	700,225	678,083	625,082	642,236	758,056
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(196,301)	(333,938)	(212,833)	(185,470)	(260,787)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	173,379	144,023	144,042	100,003	334,674
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(1,302)	(74,170)	11,265	(52,720)	138,565
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	34,680	27,980	46,167	19,255	—
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,130)	(58,607)	85,794	(35,663)	(559)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(126,345)	(44,677)	—	(62,164)	—
= Compensation Actually Paid	579,206	338,694	699,517	425,477	969,949

(6)
Total shareholder return ("TSR") is cumulative for the measurement period beginning on June 30, 2020, calculated in accordance with Item 201(e) of Regulation S-K.
(7)
The TSR Peer Group consists of the Russell 2000 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(8)
Reflects Net Income as shown in the Company's Annual Report on Form 10-K for the indicated fiscal years.
(9)
For fiscal 2025, the CHC Committee determined that Diluted Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company's performance and shareholder value creation. Diluted Adjusted EPS is a non-GAAP financial measure. Please see Appendix A for a reconciliation of non-GAAP financial measures.

Named Executive Officers, Footnote
(1)
Bradley M. Nelson served as the Company's principal executive officer ("PEO") for the entirety of 2025 and during 2024 beginning on March 18, 2024. Frederick A. Brightbill served as the Company’s PEO through March 17, 2024 and for the entirety of 2023, 2022, and 2021. The Company's other NEOs for the applicable years were as follows:
a.
2025: Timothy M. Oxley and George Steinbarger
b.
2024: Timothy M. Oxley, George Steinbarger, and Stephan Cloutier
c.
2023: Timothy M. Oxley, George Steinbarger, Patrick May, and Stephan Cloutier
d.
2021-2022: Timothy M. Oxley, George Steinbarger, Patrick May, and Scott Womack

Peer Group Issuers, Footnote
(7)
The TSR Peer Group consists of the Russell 2000 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(8)
Reflects Net Income as shown in the Company's Annual Report on Form 10-K for the indicated fiscal years.
(9)
For fiscal 2025, the CHC Committee determined that Diluted Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company's performance and shareholder value creation. Diluted Adjusted EPS is a non-GAAP financial measure. Please see Appendix A for a reconciliation of non-GAAP financial measures.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the CAP for Mr. Nelson as the Company's PEO in the indicated fiscal years, as computed in accordance with Item 402(v) of Regulation S-K, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown below. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

CURRENT PEO ADJUSTMENTS	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	2,701,502	1,286,797	—	—	—
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(1,225,522)	(1,000,002)	—	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,298,928	858,964	—	—	—
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(30,330)	—	—	—	—
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	—	—
= Compensation Actually Paid	2,744,578	1,145,759	—	—	—

Non-PEO NEO Average Total Compensation Amount		$ 700,225	$ 678,083	$ 625,082	$ 642,236	$ 758,056
Non-PEO NEO Average Compensation Actually Paid Amount		$ 579,206	338,694	699,517	425,477	969,949
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts reported in this column represent the CAP for the Company's non-PEO NEOs in the indicated fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below, using the same methodology described above in Note 3. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

NON-PEO NEOs AVERAGE ADJUSTMENTS	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	700,225	678,083	625,082	642,236	758,056
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(196,301)	(333,938)	(212,833)	(185,470)	(260,787)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	173,379	144,023	144,042	100,003	334,674
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(1,302)	(74,170)	11,265	(52,720)	138,565
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	34,680	27,980	46,167	19,255	—
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(5,130)	(58,607)	85,794	(35,663)	(559)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(126,345)	(44,677)	—	(62,164)	—
= Compensation Actually Paid	579,206	338,694	699,517	425,477	969,949

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Compensation Actually Paid vs. Net Income

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Compensation Actually Paid vs. Company Selected Measure

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Tabular List, Table

The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link CAP to the Named Executive Officers for 2025:

FINANCIAL PERFORMANCE MEASURES

Divisional Free Cash Flow
Diluted Adjusted EPS
Total Shareholder Return

Total Shareholder Return Amount		$ 98	99	161	110	138
Peer Group Total Shareholder Return Amount		151	142	131	118	160
Net Income (Loss)		$ 7,043	$ 7,800	$ 68,937	$ 58,214	$ 56,170
Company Selected Measure Amount | PerShare		0.92	1.69	5.54	5.33	3.61
PEO Name	Frederick A. Brightbill						Bradley M. Nelson
Measure:: 1
Pay vs Performance Disclosure
Name		Divisional Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name		Diluted Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
Current PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,701,502	$ 1,286,797	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount		2,744,578	1,145,759	0	0	0
Former PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	2,379,662	2,739,387	2,491,868	3,208,666
PEO Actually Paid Compensation Amount		0	527,528	3,294,156	1,733,828	4,806,992
PEO | Current PEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Grants in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,225,522)	(1,000,002)	0	0	0
PEO | Current PEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,298,928	858,964	0	0	0
PEO | Current PEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,330)	0	0	0	0
PEO | Current PEO | Adjustment to Compensation Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Current PEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Former PEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Grants in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,450,023)	(1,450,021)	(1,050,037)	(1,373,637)
PEO | Former PEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	433,315	981,352	733,810	2,030,848
PEO | Former PEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(593,859)	86,161	(395,221)	888,619
PEO | Former PEO | Adjustment to Compensation Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	216,648	314,530	141,477
PEO | Former PEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(458,215)	622,747	(188,069)	52,496
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Grants in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(196,301)	(333,938)	(212,833)	(185,470)	(260,787)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		173,379	144,023	144,042	100,003	334,674
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,302)	(74,170)	11,265	(52,720)	138,565
Non-PEO NEO | Adjustment to Compensation Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		34,680	27,980	46,167	19,255	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,130)	(58,607)	85,794	(35,663)	(559)
Non-PEO NEO | Adjustment to Compensation Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (126,345)	$ (44,677)	$ 0	$ (62,164)	$ 0